Disclosures on equity - Narrative (Details) $ / shares in Units, $ in Thousands									12 Months Ended
	Mar. 28, 2024 $ / shares	Nov. 15, 2023 $ / shares	Aug. 16, 2023 $ / shares	May 17, 2023 $ / shares	Apr. 26, 2023 $ / shares	Nov. 21, 2022 $ / shares	Aug. 17, 2022 $ / shares	May 18, 2022 $ / shares	Dec. 31, 2023 USD ($)
Disclosures Of Equity [Line Items]
Contractual capital commitments | $									$ 0
Borrowing ratio, maximum									1.0
Minimum ownership required to call ordinary or extraordinary meeting, percentage									50.00%
Number of consecutive limitation period of series B shares (in years)									50 years
Final dividend (in USD per share)	$ 2.11386				$ 3.22373
Interim dividend (in dollars per share)		$ 0.50347	$ 0.60940	$ 0.78760			$ 1.84914	$ 2.78716
Special dividend (in dollars per share)						$ 3.08056
Financial Parameter One
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage									100.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio									0.8
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio									2.5
Financial Parameter Two
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage									80.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio									0.9
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio									2.0
Financial Parameter Three
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage									60.00%
Cash dividend rate, financial parameters, liabilities less cash equivalents and other current financial assets divided by equity, ratio									1.0
Cash dividend rate, financial parameters, current assets divided by current liabilities, ratio									1.5
No Financial Parameters Met
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage									50.00%
Final dividend as per policy
Disclosures Of Equity [Line Items]
Final dividend (in USD per share)					$ 10.94060
Minimum
Disclosures Of Equity [Line Items]
Cash dividend rate, percentage									30.00%